CONCENTRATIONS OF CREDIT RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 15 - CONCENTRATIONS OF CREDIT RISK

(a) Cash The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had zero and $416,178 cash balance in excess of FDIC insured limits at September 30, 2022 and December 31, 2021, respectively.

NOTE 17 - CONCENTRATIONS OF CREDIT RISK

(a) Cash The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had $416,178 and no cash balance in excess of FDIC insured limits at December 31, 2021 and 2020.